Terry R. Young
Assistant General Counsel and
Assistant Secretary

720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
(414) 665-2092 office
(414) 625-2092 fax
terryyoung@northwesternmutual.com
VIA EDGAR
February 14, 2025
U.S. Securities and Exchange Commission
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-8629
Re:
Post-Effective Amendment to Registration Statement on Form N-6
Variable Universal Life Plus Policy
The Northwestern Mutual Life Insurance Company
Northwestern Mutual Variable Life Account II
File Nos. 333-230143 and 811-21933; EDGAR CIK 00013593114
Dear Commissioners:
On behalf of The Northwestern Mutual Life Insurance Company (the “Company”), transmitted with this letter via EDGAR is Post-Effective Amendment No. 12 (the “Amendment”) to the Registration Statement on Form N-6 relating to certain individual flexible premium variable universal life insurance policies (the “Policies”) issued through Northwestern Mutual Variable Life Account II. The Company is filing the Amendment pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 to reflect an increase in the current administrative charge, the addition of a new terminal illness benefit (“TIB”), and the potential that payment of withdrawal proceeds may be delayed when financial exploitation of seniors or other vulnerable adults is suspected pursuant to the conditions of Division of Investment Management’s no-action letter issued to the Committee of Annuity Insurers (pub. avail. April 11, 2024). Beginning July 1, 2025, the TIB will be offered to new purchasers and existing owners of the Policy. Updating and clarifying changes have also been made to the prospectus in the Amendment.
The Company will add any required exhibits not included with the Amendment, updated financial statements and any other required information by an amendment that will be filed with the Securities and Exchange Commission pursuant to paragraph (b) of Rule 485 in April 2025.
If you have any questions or comments regarding the Amendment or if there is anything that we can do to facilitate the SEC staff’s review, please call the undersigned at (205) 268-1323 or our outside counsel Thomas Bisset at (202) 383-0118. As always, we greatly appreciate the SEC staff’s efforts in assisting the Company with its registration statement filings.
Very truly yours,
/s/ Terry R. Young
Terry R. Young
Assistant General Counsel and
Assistant Secretary
cc: Thomas Bisset